Goodwill (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,222.2	$ 1,224.4	$ 866.7	$ 688.8